Note 12 - Common Stock and Additional Paid-In Capital (Details) (USD $)	1 Months Ended
	Jun. 24, 2011	Mar. 20, 2008
Note 12 - Common Stock and Additional Paid-In Capital (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10	3
SEDA [Member] | YA Global Master SPV Ltd. [Member]
Note 12 - Common Stock and Additional Paid-In Capital (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
Share Price (in Dollars per share)	$ 0.01